DISCONTINUED OPERATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
DISCONTINUED OPERATIONS
Net liabilities of IST recognized as gain on disposal of discontinued operations
Assets of IST	$633,095
Liabilities of IST	759,196
Net liabilities of IST recognized as gain on disposal of discontinued operations	$126,101

Asset and liabilities included in net liabilities of discontinued operations
Assets of IST	$616,263
Liabilities of IST	$717,414

Cash flows for discontinued operation
Net loss	$(557)
Depreciation	91
Change in current assets and liabilities:
Accounts receivable	(23,362)
Prepaid expenses and other	27,519)
Accounts payable	55,381
Net cash flows from operating activities of discontinued operations	4,034

Net cash used in financing activities of discontinued operations
Proceeds from notes receivable	8,455
Proceeds from bank overdraft	7,367
Advances on notes receivable – related party	(31,722)
Payments on notes payable	(16,805)
Net cash used for financing activities of discontinued operations	32,705
Net change in cash of discontinued operations:	(28,671)
Beginning cash balance	28,671
Ending cash balance	0

Proforma result of discontinued operations
Net loss	$(77,579)
Depreciation	91
Change in current assets and liabilities:
Accounts receivable	(21,142)
Prepaid expenses and other	(6,339)
Accounts payable	69,536
Net cash flows from operating activities of discontinued operations	(35,433)

Net change in cash of discontinued operations:	(35,433)
Beginning cash balance	28,671
Ending cash balance	(6,762)

Revenue and income (net loss) contributed by IST
2023
Revenue	$430,234
Cost of Sales	(272,672)
Gross Profit	157,562
Expenses	(225,170)
Interest Expense	(9,971)
Income taxes	—
Net Income	$(77,579)